Share-based payments - Equity-settled programs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-based payments
Total	€ 1,076	€ 1,701	€ 2,807	€ 6,273
LTIP Stock Options
Share-based payments
Total	69	391	227	2,728
RSU Supervisory Board
Share-based payments
Total	164	206	383	497
New VSOP
Share-based payments
Total		(26)		19
Prior VSOP
Share-based payments
Total	2	20	9	(1)
LTIP RSUs
Share-based payments
Total	€ 841	€ 1,110	€ 2,188	€ 3,030